Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Revenue:	₽ 39,336	₽ 30,610	₽ 20,897
Payment processing fees	30,736	23,694	17,265
Interest revenue calculated using the effective interest rate	3,646	1,854	1,052
Fees from inactive accounts and unclaimed payments	1,806	1,419	1,310
Other revenue	3,148	3,643	1,270
Operating costs and expenses:	(32,896)	(26,161)	(16,906)
Cost of revenue (exclusive of items shown separately below)	(16,160)	(10,953)	(7,704)
Selling, general and administrative expenses	(6,213)	(6,099)	(3,796)
Personnel expenses	(7,765)	(7,748)	(4,286)
Depreciation and amortization	(1,324)	(864)	(796)
Credit loss expense	(642)	(474)	(220)
Impairment of non-current assets	(792)	(23)	(104)
Profit from operations	6,440	4,449	3,991
Share of gain/(loss) of an associate and a joint venture	258	(46)
Other income and expenses, net	(91)	(181)	(41)
Foreign exchange gain	905	1,311	257
Foreign exchange loss	(1,077)	(1,049)	(373)
Interest income and expenses, net	(56)	17	6
Profit before tax	6,379	4,501	3,840
Income tax expense	(1,492)	(875)	(698)
Net profit	4,887	3,626	3,142
Attributable to:
Equity holders of the parent	4,832	3,584	3,114
Non-controlling interests	55	42	28
Foreign currency translation:
Exchange differences on translation of foreign operations	(229)	525	(133)
Debt securities at fair value through other comprehensive income:
Net change in fair value	33
Net gains recycled to profit or loss upon disposal	(26)
Changes in allowance for expected credit losses	8
Total other comprehensive income, net of tax	(214)	525	(133)
Total comprehensive income, net of tax effect of nil	4,673	4,151	3,009
Attributable to:
Equity holders of the parent	4,623	4,099	2,981
Non-controlling interests	₽ 50	₽ 52	₽ 28
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 78.20	₽ 58.56	₽ 51.25
Diluted, profit attributable to ordinary equity holders of the parent	₽ 77.60	₽ 58.06	₽ 50.92